Note 19 - Derivative Financial Instruments (Details) - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 3,866	$ (171)	$ (447)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial Instruments - Change in Fair Value	651	2,313	2,656
Interest rate swaps– realized loss	(664)	(2,484)	(3,103)
Financial Instrument Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial Instruments - Change in Fair Value	$ 3,879